SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	May 31, 2009	Aug. 31, 2007	Jun. 30, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Amount of options, Outstanding at beginning of the period					2,203,227	770,527	360,527
Amount of options, Granted	152,000	30,000	20,475	2,988	880,000	1,570,000	410,000
Amount of options, Forfeited					(145,000)	(137,300)
Amount of options, Options outstanding at end of the period					2,938,227	2,203,227	770,527	360,527
Amount of options, Vested and expected to vest					2,938,227	2,203,227	770,527
Amount of options, Options exercisable at end of the period					1,458,227	633,227	540,527
Weighted average exercise price, Outstanding at beginning of the period					$ 1.71	$ 1.44	$ 1.29
Weighted average exercise price, Granted					$ 0.70	$ 1.82	$ 1.58
Weighted average exercise price, Forfeited					$ 1.61	$ 1.51
Weighted average exercise price, Options outstanding at end of the period					$ 1.42	$ 1.71	$ 1.44	$ 1.29
Weighted average exercise price, Vested and expected to vest					$ 1.42	$ 1.71	$ 1.44
Options exercisable at end of the period, Weighted average exercise price					$ 1.42	$ 1.44	$ 1.38
Weighted average remaining contractual term, Options outstanding at beginning of the period					8 years 3 months 18 days	8 years 7 months 6 days	7 years 2 months 12 days	7 years 2 months 12 days
Weighted average remaining contractual term, Vested and expected to vest					8 years 3 months 18 days	8 years 7 months 6 days	7 years 2 months 12 days
Weighted average remaining contractual term, Options exercisable at end of the period					7 years 4 months 24 days	5 years 10 months 24 days	6 years 3 months 18 days
Aggregate intrinsic value, Options outstanding at beginning of the period					$ 0	$ 169	$ 169
Aggregate intrinsic value, Vested and expected to vest					0	0	169
Aggregate intrinsic value, Options exercisable at end of the period					0	0	152
Aggregate intrinsic value, Options outstanding at end of the period					$ 0	$ 0	$ 169	$ 169
New equity incentive plan [Member]
Class of Stock [Line Items]
Amount of options, Vested and expected to vest					40,000